OTHER LONG-TERM LIABILITIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Sep. 25, 2023
IfrsStatementLineItems [Line Items]
Proceeds from lenders	$ 9,000
Transaction costs incurred		$ 132
Interest expense on loans		1,069
Deferred financing fees		120
Carrying value of loan		$ 8,880
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Loan interest rate		3.75%	8.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Loan interest rate		5.00%	13.00%